UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Joseph W. McInerney,

President and Principal Executive Officer

NT Alpha Strategies Fund

300 Atlantic Street, Suite 400

Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Item 1.	Reports to Stockholders.

The Semi-annual Report to Shareholders is filed herewith.

NT ALPHA STRATEGIES FUND

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

5	STATEMENT OF OPERATIONS

6	STATEMENT OF CHANGES IN NET ASSETS

7	STATEMENT OF CASH FLOWS

8	FINANCIAL HIGHLIGHTS

9	NOTES TO THE FINANCIAL STATEMENTS

12	FOR MORE INFORMATION

NOT FDIC INSURED

May lose value/No bank guarantee

SEMIANNUAL REPORT	1	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2008 (UNAUDITED)

Rounded to thousands, except per unit data	NT ALPHA STRATEGIES FUND
ASSETS:
Investments in Sub-Funds, at fair value (Cost $218,153,000)	$228,775,000
Cash and cash equivalent	27,762,000
Deposit on pending investments in Sub-Funds	12,000,000
Interest income receivable	2,000
Receivable for Sub-Fund investments sold	15,989,000
Prepaid and other assets	5,000
Total Assets	284,533,000
LIABILITIES:
Capital subscriptions received in advance	7,972,000
Payable to unitholders	749,000
Payable to affiliates:
Investment management fees	691,000
Administration fees	23,000
Custody and accounting fees	7,000
Transfer agent fees	2,000
Other accrued liabilities	127,000
Total Liabilities	9,571,000
Net Assets	$274,962,000
ANALYSIS OF NET ASSETS:
Net capital	$261,019,000
Accumulated net investment loss	(6,625,000)
Accumulated undistributed net realized gain	9,946,000
Net unrealized appreciation on investments	10,622,000
Net Assets	$274,962,000

Units Outstanding (unlimited authorization)	22,196,215

Net Asset Value, Per Unit	$12.39

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	2	SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	SEPTEMBER 30, 2008 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 83.2%
Commodity Trading Advisor – 6.6% (Cost $16,600,000)
BlueTrend Fund, L.P.	$7,844,000
Crabel Fund, L.P., Class A&F	10,277,000
18,121,000
Convertible Bond Arbitrage – 4.6% (Cost $12,650,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	12,670,000
Distressed – 5.9% (Cost $15,150,000)
Strategic Value, L.P.	6,452,000
York Credit Opportunities Fund, L.P.	9,856,000
16,308,000
Emerging Markets – 4.0% (Cost $12,800,000)
Everest Capital Emerging Markets, L.P.	5,768,000
Hermitage Global Partners, L.P.	5,284,000
11,052,000
Equity Market Neutral – 4.2% (Cost $9,691,000)
O’Connor Global Fundamental Long/Short, LLC	9,434,000
Temujin Fund, L.P.	1,965,000
11,399,000
Event Driven – 4.8% (Cost $6,574,000)
Paulson Advantage Plus, L.P.	13,274,000
Fixed Income Arbitrage – 6.3% (Cost $18,692,000)
Burnaby Catastrophe Fund, L.P. *	100,000
Nephila Catastrophe Fund, L.P. *	5,776,000
ParkCentral Global, L.P.	7,926,000
Triton Fund, L.P. *	3,561,000
17,363,000
Global Macro – 4.2% (Cost $10,106,000)
Galtere International Master Fund, L.P.	11,451,000
Non-U.S. Equity Hedge – 8.7% (Cost $25,434,000)
InvestCorp WMG Asia Fund, LLC	5,150,000
Zebedee Focus Fund	3,442,000
TT Mid Cap Europe Long/Short Alpha Fund Limited	11,288,000
Zebedee Euro Fund	4,107,000
23,987,000
Non-U.S. Multi-Strategy – 3.0% (Cost $8,000,000)
Evolution Master Fund, L.P.	8,103,000
Relative Value Arbitrage – 2.0% (Cost $5,335,000)
TCM Spectrum Fund (QP), L.P. *	192,000
Tennenbaum Multi-Strategy Fund I, LLC	5,147,000
5,339,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 83.2% – continued
Sector Hedge – 5.0% (Cost $14,200,000)
Expo Health Sciences Fund, L.P.	$7,864,000
FrontPoint Energy Horizons Fund, L.P.	5,888,000
13,752,000
Short Bias – 4.8% (Cost $11,450,000)
Dialectic Antithesis Partners, L.P.	13,262,000
Statistical Arbitrage – 3.5% (Cost $9,448,000)
AQR Global Stock Selection Institutional Fund, L.P.	6,742,000
Blue Matrix, L.P.	2,966,000
9,708,000
U.S. Equity Hedge – 15.6% (Cost $42,023,000)
Alydar QP Fund, L.P.	8,761,000
Avesta Fund, L.P.	8,872,000
CCM Small Cap Value Qualified Fund, L.P.	638,000
Harvest Small Cap Partners, L.P.	8,150,000
Ironworks Partners	8,356,000
STG Capital Partners, QP L.P.	8,209,000
42,986,000
Total Sub-Funds
(Cost $218,153,000)	228,775,000

	PRINCIPAL AMOUNT	VALUE
CASH EQUIVALENT – 13.3%
HSBC Bank, London, Eurodollar Time Deposit, 1.50%, 10/1/08	$36,632,000	$36,632,000
Total Cash Equivalent
(Cost $36,632,000)		36,632,000

TOTAL INVESTMENTS – 96.5.%
(Cost $254,785,000)		265,407,000
Other Assets less Liabilities – 3.5%		9,555,000
NET ASSETS – 100.0%		$274,962,000

* During the current period, a portion of the underlying investments’ value in the Burnaby Catastrophe Fund, L.P., Nephila Catastrophe Fund, L.P., TCM Spectrum Fund (QP), L.P. and Triton Fund, L.P. was placed in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements.

Sub-Fund investments are non-income producing.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	3	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued	SEPTEMBER 30, 2008 (UNAUDITED)

At September 30, 2008, the NT Alpha Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	6.6%
Convertible Bond Arbitrage	4.6
Distressed	5.9
Emerging Markets	4.0
Equity Market Neutral	4.2
Event Driven	4.8
Fixed Income Arbitrage	6.3
Global Macro	4.2
Non-U.S. Equity Hedge	8.7
Non-U.S. Multi-Strategy	3.0
Relative Value Arbitrage	2.0
Sector Hedge	5.0
Short Bias	4.8
Statistical Arbitrage	3.5
U.S. Equity Hedge	15.6
Cash, Cash Equivalents and Other Assets less Liabilities	16.8
Total	100.0%

At September 30, 2008, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Bermuda – 1.5%	$4,000,000	$3,442,000
British Virgin Islands – 5.0%	10,106,000	11,451,000
Cayman Islands – 8.2%	19,135,000	18,837,000
United States – 85.3%	184,912,000	195,045,000
Total		$228,775,000

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed across:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the NT Alpha Strategies Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—
Level 2	36,632	—
Level 3	228,775	—
Total	$265,407	$—

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 6/30/08	$223,600	$—
Realized gain	391	—
Change in unrealized appreciation/depreciation	(14,188)	—
Net Purchases	18,972	—
Transfers in and/or out of Level 3	—	—
Balance as of 9/30/08	$228,775	$—

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	4	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

Rounded to thousands	NT ALPHA STRATEGIES FUND
INVESTMENT INCOME:
Interest income on cash equivalents	$302,000
Total Investment Income	302,000
EXPENSES:
Investment management fees	1,262,000
Administration fees and expenses	144,000
Custody and accounting fees	34,000
Transfer agent fees	13,000
Audit Fees	58,000
Insurance	70,000
Legal Fees	110,000
Printing	12,000
Trustee fees and expenses	65,000
Other	10,000
Total Net Expenses	1,778,000
Net Investment Loss	(1,476,000)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	829,000
Net change in unrealized depreciation on investments	(9,203,000)
Net Loss on Investments	(8,374,000)
Net Decrease in Net Assets Resulting from Operations	$(9,850,000)

See Notes to the Financial Statements.

SEMIANNUAL REPORT	5	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	NT ALPHA STRATEGIES FUND
Rounded to thousands	SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)	FISCAL YEAR ENDED MARCH, 31 2008
OPERATIONS:
Net investment loss	$(1,476,000)	$(1,625,000)
Net realized gain on investments	829,000	5,117,000
Net change in unrealized appreciation/depreciation on investments	(9,203,000)	6,675,000
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,850,000)	10,167,000
UNIT TRANSACTIONS:
Capital Subscriptions (8,738,000 and 6,746,000 Units)	112,589,000	86,239,000
Capital Redemptions (1,143,000 and 2,021,000 Units)	(4,816,000)	(25,436,000)
Net Increase in Net Assets Resulting from Capital Transactions	107,773,000	60,803,000
Total Increase in Net Assets	97,923,000	70,970,000
NET ASSETS:
Beginning of period	177,039,000	106,069,000
End of period	$274,962,000	$177,039,000
Accumulated Net Investment Loss	$(6,625,000)	$(5,149,000)

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	6	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

STATEMENT OF CASH FLOWS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

Rounded to thousands	NT ALPHA STRATEGIES FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$(9,850,000)
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchase of Sub-Funds	(101,788,000)
Proceeds from disposition of Sub-Funds	26,705,000
Net realized gains on investments	(829,000)
Net change in unrealized appreciation on investments	9,203,000
Changes in operating assets and liabilities:
Decrease in prepaid and other assets	59,000
Increase in investment management fees payable	254,000
Decrease in administration fees payable	(17,000)
Increase in custody and accounting fees payable	2,000
Decrease in other accrued liabilities	(29,000)
Net cash flow used in operating activities	(76,290,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	96,529,000
Capital redemptions	(14,712,000)
Net cash flow provided by financing activities	81,817,000
NET INCREASE IN CASH AND CASH EQUIVALENT	5,527,000
Cash and Cash Equivalent—Beginning of Period	22,235,000
Cash and Cash Equivalent—End of Period	$27,762,000

See Notes to the Financial Statements.

SEMIANNUAL REPORT	7	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	NT ALPHA STRATEGIES FUND
Selected per unit data	SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)	YEAR ENDED MARCH 31, 2008 (1)	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005 (5)
Net Asset Value, Beginning of Period	$12.80	$11.65	$10.98	$10.28	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.08)	(0.11)	(0.15)	(0.12)	(0.12)
Net realized and unrealized gains (loss)	(0.33)	1.26	0.82	0.82	0.40
Total from Investment Operations	(0.41)	1.15	0.67	0.70	0.28
Net Asset Value, End of Period	$12.39	$12.80	$11.65	$10.98	$10.28
Total Return (2)	(3.21)%	9.89%	6.14%	6.77%	2.78%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period	$274,962,000	$177,039,000	$106,069,000	$92,784,000	$68,419,000
Ratio to average net assets of: (3)
Expenses, net of waivers and reimbursements	1.41%	1.61%	1.79%	1.80%	2.40%
Expenses, before waivers and reimbursements	1.41%	1.61%	1.88%	2.42%	3.71%
Net investment loss, net of waivers and reimbursements	(1.16)%	(1.24)%	(1.49)%	(1.45)%	(2.29)%
Net investment loss, before waivers and reimbursements	(1.16)%	(1.24)%	(1.58)%	(2.07)%	(3.06)%
Portfolio Turnover Rate (4)	13.98%	28.61%	29.11%	41.45%	5.65%

(1)	Per unit information is calculated using the average units outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover rate includes initial and additional investments in Sub-Funds as well as partial and full withdrawals from Sub-Funds.
(5)	Commenced investment operations on September 1, 2004.

Sub-Fund Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in expense ratios.

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	8	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION

NT Alpha Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The Fund’s investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund operates as a “Fund-of-Funds,” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following “feeder funds,” both of which invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

Northern Trust Global Advisors, Inc. (“NTGA”), a subsidiary of Northern Trust Corporation (“NTC”), serves as the investment manager. The Northern Trust Company (“Northern Trust”), is the custodian, fund accountant and transfer agent to the Fund. Northern Trust Investments, N.A. (“NTI”), a wholly owned subsidiary of Northern Trust, serves as the administrator. Northern Trust Securities, Inc. (“NTSI”), a subsidiary of NTC, serves as placement agent to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by NTGA, pursuant to delegation from the Board of Trustees (“Board”). In determining the fair value of each Sub-Fund, NTGA will take into account the estimated net asset value of such Sub-Fund provided to the Fund by the Sub-Fund itself, as well as any other considerations that may, in NTGA’s judgment, increase or decrease such estimated value. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash equivalents are valued at cost, which approximates fair value.

B) CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of 3 months or less as cash equivalents. Cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”). The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s NAV per year and incentive fees typically range between 10% and 25% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES The Fund operates and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement

SEMIANNUAL REPORT	9	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund adopted FIN 48 as of April 1, 2007 and management has evaluated the application of FIN 48 to the Fund and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTGA is entitled to receive a 1.00% per annum fee of the Fund’s net asset value, payable quarterly in arrears, calculated as of the last business day of each quarter. NTGA has agreed to reimburse the Fund for all operating expenses, exclusive of management fees, that exceed 0.50% per annum of the Fund’s net asset value. The reimbursement described above is voluntary. There was no reimbursement for the period ended September 30, 2008 as expenses described above did not exceed the threshold.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s net asset value, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund’s net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained a sub-administrator that is paid directly by NTI for services.

NTI has agreed to reimburse the Fund for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund’s net asset value. The reimbursement described above is voluntary. There was no reimbursement for the period ended September 30, 2008 as expenses described above did not exceed the threshold.

NTSI serves as the placement agent (the “Placement Agent”) for the Fund. The Placement Agent solicits subscriptions for Common Units on a “best efforts” basis. The Fund does not pay a placement fee to the Placement Agent and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2008, NTI’s investment in the Fund was approximately $12,000 (less than 1%). The Northern Trust Pension Plan’s investment in the Northern Trust Alpha Strategies Fund, Q.P. was $28.5 million (26%).

4. CAPITAL TRANSACTIONS

The Fund offers common interests (“Common Units”) in a private placement to qualified investors that are “Accredited Investors” within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $250,000, subject to waiver or modification by NTGA in its sole discretion. Subscriptions are payable in full at the time an investor returns the subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers of its Common Units at the net asset value as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $100,000. Should a Common Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2008.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $113,788,000 and proceeds from sales of Sub-Funds of $32,039,000 (excluding short-term investments) for the six months ended September 30, 2008.

At September 30, 2008, the estimated cost of investments for federal income tax purposes was $218,153,000. At September 30, 2008, accumulated net unrealized appreciation on investments was $10,622,000, consisting of $18,416,000 gross unrealized appreciation and $7,795,000 gross unrealized depreciation.

6. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month. Profits and losses of the Fund are allocated among the common unitholders based on the balance in each common unitholders account at the beginning of each calendar month.

NT ALPHA STRATEGIES FUND	10	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SEPTEMBER 30, 2008 (UNAUDITED)

7. RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar” rolls, issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Fund.

8. BOARD OF TRUSTEES

Each member of the Board of Trustees who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $15,000, $1,500 for each special in-person meeting of the Board or a committee held outside the regular quarterly meetings; and $1,000 for each special telephonic meeting.

Also, each Trustee who is not an “affiliated person” of the Trust or the Investment Manager and who serves as the Board chair or a committee chair shall receive an additional retainer of $10,000 per annum from the Trust.

At September 30, 2008, there are a total of four Trustees, of which three trustees are not an “interested person” of the Fund. The Fund reimburses those Trustees who are not “interested persons” for all reasonable out-of-pocket expenses incurred by them in performing their duties.

9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2008, FASB issued FASB Staff Position No. 133-1, “Disclosures about Credit Derivatives: An Amendment of FASB Statement No. 133” (“FASB FSP 133-1”). This FASB FSP is intended to improve disclosures about credit derivatives and amends Statement No. 133 to require disclosure of more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. The FASB FSP 133-1 requires a seller of credit derivatives to provide the following additional disclosures, for each credit derivative, or each group of similar credit derivatives, even if the likelihood of making payments is remote: (a) the nature of the credit derivative, including the approximate term of the derivative, reason (s) for entering into the derivative, events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (b) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, or the fact that there is no limitation to the maximum potential future payments, (c) the fair value of the credit derivative as of the date of the statement of financial position, (d) the nature of any recourse provisions and assets held as collateral or by third parties that would allow the seller to recover all or a position of the amounts paid under the credit derivative. FASB FSP 133-1 is effective for reporting periods ending after November 15, 2008.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio’s financial position, financial performance and cash flows. This will include quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

Management is currently evaluating the impact the adoption of these pronouncements will have on the Funds’ financial statements and financial disclosures for next year.

SEMIANNUAL REPORT	11	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s Web site at sec.gov.

NT ALPHA STRATEGIES FUND	12	SEMIANNUAL REPORT

Item 2.	Code of Ethics.

Not applicable for reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for reporting period.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for reporting period.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee will consider nominees to the registrant’s Board of Trustees when a vacancy becomes available. There have been no material changes to these procedures.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for reporting period.
(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NT Alpha Strategies Fund

By (Signature and Title)	/s/ Joseph W. McInerney
Joseph W. McInerney, President
(Principal Executive Officer)

Date: December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph W. McInerney
Joseph W. McInerney, President
(Principal Executive Officer)

Date: December 5, 2008

By (Signature and Title)	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 5, 2008